Fair Value Measurement - Non-recurring (Details) - Non-recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement
Financial assets at fair value	¥ 0	¥ 0
Financial liabilities at fair value	¥ 0	¥ 0